Income and Expenses - Summary of Asset Impairment (Detail) - PHP (₱) ₱ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Trade and other receivables (Note 16)	₱ 3,838	₱ 3,875	₱ 4,119
Contract assets	101	181	224
Inventories and supplies (Note 17)	23	196	89
Prepayments	8	2
Property and equipment		67
Total asset impairment	₱ 3,970	₱ 4,321	₱ 4,432